Note 4- Notes Payable (Details) (USD $)	3 Months Ended
Jun. 30, 2012
DebtInstrumentFaceAmount	$ 50,000
DebtInstrumentInterestRateDuringPeriod	2.50%
OtherLongTermNotesPayable	$ 170,000